Related parties transactions - Investments in associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Investments in associates accounted for using equity method	$ 293	$ 10	$ 0
Investments accounted for using equity method [abstract]
Beginning balance	10	0
Purchases	159	10	0
Transfer from Financial assets	132	0
Share of (loss) from associated companies recognized in Consolidated Income Statement	(8)	0	0
Ending balance	$ 293	$ 10	$ 0